Quarterly Holdings Report
for

Fidelity® Small Cap Stock K6 Fund

January 31, 2021

SLCXK6-QTLY-0321
1.9883973.103

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 0.1%
LICT Corp. (a)	2	$37,500
Entertainment - 3.2%
Cinemark Holdings, Inc.	25,500	516,120
Glu Mobile, Inc. (a)	37,784	332,877
Lions Gate Entertainment Corp. Class A (a)(b)	36,900	516,231
Marcus Corp. (b)	33,900	596,640
Reading International, Inc. Class A (a)	35,403	200,027
		2,161,895
Interactive Media & Services - 0.4%
Liberty TripAdvisor Holdings, Inc. (a)	74,944	305,772
Media - 1.9%
Cogeco Communications, Inc.	7,781	663,188
Nexstar Broadcasting Group, Inc. Class A	3,701	420,693
Perion Network Ltd. (a)	13,297	193,072
		1,276,953

TOTAL COMMUNICATION SERVICES		3,782,120

CONSUMER DISCRETIONARY - 15.5%
Auto Components - 0.2%
Horizon Global Corp. (a)	15,047	142,646
Diversified Consumer Services - 1.3%
Perdoceo Education Corp. (a)	64,287	760,515
Regis Corp. (a)	8,140	77,249
		837,764
Hotels, Restaurants & Leisure - 1.1%
International Game Technology PLC	35,219	567,378
RCI Hospitality Holdings, Inc.	4,230	162,770
		730,148
Household Durables - 1.9%
Legacy Housing Corp. (a)	3,812	54,016
Mohawk Group Holdings, Inc. (a)(b)	15,207	350,065
Tupperware Brands Corp. (a)	29,346	882,728
		1,286,809
Internet & Direct Marketing Retail - 6.6%
BHG Group AB (a)	79,146	1,485,118
Fashionette AG	581	24,537
Kogan.Com Ltd.	121,520	1,670,754
Liquidity Services, Inc. (a)	20,647	403,029
RumbleON, Inc. Class B (a)	3,100	114,049
Shutterstock, Inc.	1,350	87,737
Stamps.com, Inc. (a)	914	208,675
Temple & Webster Group Ltd. (a)	56,946	497,445
		4,491,344
Leisure Products - 0.5%
Vista Outdoor, Inc. (a)	11,700	341,289
Specialty Retail - 3.9%
America's Car Mart, Inc. (a)	1,163	138,141
At Home Group, Inc. (a)	9,380	228,591
Lyko Group AB (A Shares) (a)(b)	12,289	455,894
Michaels Companies, Inc. (a)(b)	30,594	474,207
Musti Group OYJ	31,050	971,409
Williams-Sonoma, Inc.	3,031	390,757
		2,658,999
Textiles, Apparel & Luxury Goods - 0.0%
Dr. Martens Ltd. (a)	3,200	16,223

TOTAL CONSUMER DISCRETIONARY		10,505,222

CONSUMER STAPLES - 5.4%
Beverages - 0.3%
MGP Ingredients, Inc.	3,010	174,279
Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	20,033	842,788
Food Products - 0.2%
Seaboard Corp.	43	135,287
Household Products - 1.8%
Spectrum Brands Holdings, Inc.	16,540	1,249,928
Personal Products - 1.9%
Herbalife Nutrition Ltd. (a)	8,174	416,547
Nu Skin Enterprises, Inc. Class A	14,898	862,147
		1,278,694

TOTAL CONSUMER STAPLES		3,680,976

ENERGY - 1.0%
Energy Equipment & Services - 0.7%
Liberty Oilfield Services, Inc. Class A	16,836	202,369
Oil States International, Inc. (a)	18,010	100,856
Profire Energy, Inc. (a)	9,376	9,751
ProPetro Holding Corp. (a)	20,914	167,103
		480,079
Oil, Gas & Consumable Fuels - 0.3%
World Fuel Services Corp.	6,100	186,599

TOTAL ENERGY		666,678

FINANCIALS - 15.6%
Banks - 2.9%
CIT Group, Inc.	12,555	463,280
Great Western Bancorp, Inc.	22,301	535,224
Independent Bank Group, Inc.	9,850	604,987
Nicolet Bankshares, Inc. (a)	2,616	177,339
Parke Bancorp, Inc.	4,670	80,884
Union Bankshares, Inc.	2,504	68,109
		1,929,823
Capital Markets - 4.6%
Donnelley Financial Solutions, Inc. (a)	20,277	362,756
Euronext NV (c)	464	50,030
Impax Asset Management Group PLC	94,351	1,034,200
LPL Financial	11,063	1,198,565
StepStone Group, Inc. Class A	11,594	407,181
Titanium OYJ	3,200	56,309
		3,109,041
Consumer Finance - 0.8%
Encore Capital Group, Inc. (a)	18,013	534,986
Diversified Financial Services - 1.1%
CC Neuberger Principal Holdings I (a)	15,200	157,624
Jefferies Financial Group, Inc.	24,133	563,506
Patria Investments Ltd.	2,000	35,700
		756,830
Insurance - 2.4%
GoHealth, Inc. (a)	4,011	53,386
Primerica, Inc.	11,448	1,594,821
		1,648,207
Thrifts & Mortgage Finance - 3.8%
Axos Financial, Inc. (a)	17,554	683,728
Hingham Institution for Savings	642	140,765
Merchants Bancorp/IN	9,079	270,736
NMI Holdings, Inc. (a)	41,566	881,615
Southern Missouri Bancorp, Inc.	5,070	155,396
Walker & Dunlop, Inc.	5,366	441,729
		2,573,969

TOTAL FINANCIALS		10,552,856

HEALTH CARE - 18.0%
Biotechnology - 1.0%
Bioventix PLC	974	58,719
Emergent BioSolutions, Inc. (a)	4,247	453,792
Essex Bio-Technology Ltd.	60,513	30,439
Prelude Therapeutics, Inc.	2,144	139,253
		682,203
Health Care Equipment & Supplies - 6.1%
Alphatec Holdings, Inc. (a)	38,472	572,463
Antares Pharma, Inc. (a)	6,900	30,222
Hamilton Thorne Ltd. (a)	86,681	92,866
Medistim ASA	8,713	259,390
Meridian Bioscience, Inc. (a)	41,712	921,835
Neuronetics, Inc. (a)	10,491	184,956
Pro-Dex, Inc. (a)	6,204	192,076
Semler Scientific, Inc. (a)	4,519	401,649
TransMedics Group, Inc. (a)	16,360	372,681
Tristel PLC	56,509	457,587
Utah Medical Products, Inc.	4,994	432,830
Varex Imaging Corp. (a)	9,305	180,145
ViewRay, Inc. (a)	5,600	24,864
		4,123,564
Health Care Providers & Services - 7.6%
Acadia Healthcare Co., Inc. (a)	10,168	515,314
AdaptHealth Corp. (a)	27,687	1,059,581
Chemed Corp.	2,009	1,040,461
Fulgent Genetics, Inc. (a)(b)	1,567	173,138
InfuSystems Holdings, Inc. (a)	19,089	336,348
Patterson Companies, Inc.	12,596	399,041
Pennant Group, Inc. (a)	2,317	124,585
The Ensign Group, Inc.	6,409	501,697
The Joint Corp. (a)	3,459	112,521
U.S. Physical Therapy, Inc.	4,113	494,958
Viemed Healthcare, Inc. (a)	49,228	412,303
		5,169,947
Health Care Technology - 2.4%
Certara, Inc.	581	19,998
Inovalon Holdings, Inc. Class A (a)	47,039	1,147,752
Instem PLC (a)	3,407	23,574
Phreesia, Inc. (a)	2,247	146,707
Schrodinger, Inc.	3,364	303,870
		1,641,901
Life Sciences Tools & Services - 0.8%
Berkeley Lights, Inc. (a)	428	30,816
Diaceutics PLC (a)	43,843	84,100
Medpace Holdings, Inc. (a)	3,253	431,966
		546,882
Pharmaceuticals - 0.1%
BioSyent, Inc. (a)	7,443	42,956

TOTAL HEALTH CARE		12,207,453

INDUSTRIALS - 13.6%
Building Products - 1.2%
Builders FirstSource, Inc. (a)	19,067	729,313
Reliance Worldwide Corp. Ltd.	24,015	78,369
		807,682
Commercial Services & Supplies - 1.5%
Sdiptech AB (a)	21,428	689,795
Team, Inc. (a)	14,947	147,676
VSE Corp.	4,453	154,074
		991,545
Construction & Engineering - 1.2%
NV5 Global, Inc. (a)	9,290	811,296
Machinery - 2.1%
Allison Transmission Holdings, Inc.	7,771	316,280
Hurco Companies, Inc.	11,348	333,858
Lydall, Inc. (a)	6,741	202,904
NN, Inc. (a)	38,984	235,074
Park-Ohio Holdings Corp.	5,725	161,388
Titan International, Inc.	18,510	127,719
Twin Disc, Inc. (a)	9,361	77,696
		1,454,919
Marine - 0.5%
Kirby Corp. (a)	6,500	329,940
Professional Services - 4.8%
Barrett Business Services, Inc.	1,294	81,587
Franklin Covey Co. (a)	19,453	467,845
GP Strategies Corp. (a)	12,174	147,062
Hirequest, Inc.	1,308	13,250
Insperity, Inc.	12,452	977,357
MISTRAS Group, Inc. (a)	19,753	136,493
Red Violet, Inc. (a)	13,729	307,530
SHL-JAPAN Ltd.	2,507	59,716
Talenom OYJ	31,149	468,731
TriNet Group, Inc. (a)	7,892	584,876
		3,244,447
Trading Companies & Distributors - 2.3%
AerCap Holdings NV (a)	12,250	468,440
DXP Enterprises, Inc. (a)	13,629	316,057
GMS, Inc. (a)	19,028	551,622
Titan Machinery, Inc. (a)	12,202	259,903
		1,596,022

TOTAL INDUSTRIALS		9,235,851

INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 0.4%
Casa Systems, Inc. (a)	18,354	141,509
Sangoma Technologies Corp. (a)	55,000	166,452
		307,961
Electronic Equipment & Components - 2.9%
Insight Enterprises, Inc. (a)	18,128	1,379,541
SYNNEX Corp.	6,852	559,260
		1,938,801
IT Services - 6.6%
BASE, Inc. (a)	5,998	614,431
Bouvet ASA	2,019	149,441
Computer Services, Inc.	5,505	341,310
Concentrix Corp. (a)	9,010	963,349
Liberated Syndication, Inc. (a)	10,022	47,805
MoneyGram International, Inc. (a)	82,067	629,454
Priority Technology Holdings, Inc. (a)(b)	46,089	361,338
Prodware (a)	5,628	37,428
Shift4 Payments, Inc.	7,878	512,149
Sylogist Ltd.	30,427	265,545
WEX, Inc. (a)	2,796	527,326
		4,449,576
Software - 8.2%
24sevenoffice Scandinavia AB (a)	83,006	455,940
Admicom OYJ	5,768	769,973
Avaya Holdings Corp. (a)	29,723	661,040
ChannelAdvisor Corp. (a)	38,966	798,803
Ebix, Inc.	12,154	632,859
Elmo Software Ltd. (a)	57,658	292,592
Energy One Ltd.	905	4,281
Fabasoft AG	435	23,861
GetBusy PLC (a)	147,008	194,373
Issuer Direct Corp. (a)	2,320	45,402
Kaonavi, Inc. (a)	682	27,835
Kuaishou Technology (a)	600	8,899
LeadDesk Oyj (a)	2,541	82,641
Lightspeed POS, Inc. (Canada) (a)	13,740	893,221
Money Forward, Inc. (a)	2,833	116,301
MSL Solutions Ltd. (a)	542,859	51,860
Park City Group, Inc. (a)	33,924	204,901
SharpSpring, Inc. (a)	2,993	58,483
Upsales Technology AB (a)	18,513	124,952
Vitec Software Group AB	3,939	141,179
		5,589,396
Technology Hardware, Storage & Peripherals - 0.5%
NCR Corp. (a)	10,821	360,989

TOTAL INFORMATION TECHNOLOGY		12,646,723

MATERIALS - 2.4%
Containers & Packaging - 0.4%
UFP Technologies, Inc. (a)	6,248	287,470
Metals & Mining - 1.7%
Imperial Metals Corp. (a)	13,086	44,925
Orla Mining Ltd. (a)	27,100	116,983
Reliance Steel & Aluminum Co.	2,596	301,344
Steel Dynamics, Inc.	9,347	320,322
Teck Resources Ltd. Class B	18,000	329,040
		1,112,614
Paper & Forest Products - 0.3%
Schweitzer-Mauduit International, Inc.	5,832	216,600

TOTAL MATERIALS		1,616,684

REAL ESTATE - 2.7%
Real Estate Management & Development - 2.7%
Colliers International Group, Inc.	5,052	445,406
Cushman & Wakefield PLC (a)	4,180	59,899
Jones Lang LaSalle, Inc. (a)	7,688	1,124,062
The St. Joe Co.	4,300	191,350
		1,820,717
UTILITIES - 0.9%
Electric Utilities - 0.9%
IDACORP, Inc.	3,160	279,028
Portland General Electric Co.	8,357	353,418
		632,446
TOTAL COMMON STOCKS
(Cost $47,183,779)		67,347,726

Money Market Funds - 3.0%
Fidelity Cash Central Fund 0.09% (d)	190,067	190,105
Fidelity Securities Lending Cash Central Fund 0.09% (d)(e)	1,865,253	1,865,439
TOTAL MONEY MARKET FUNDS
(Cost $2,055,544)		2,055,544
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $49,239,323)		69,403,270
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(1,546,842)
NET ASSETS - 100%		$67,856,428

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,030 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$384
Fidelity Securities Lending Cash Central Fund	43,345
Total	$43,729

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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